FINANCIAL INSTRUMENTS AND RISK (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Accounts receivable	$ 1,166,502	$ 1,808,397
Allowance for doubtful accounts	36,381	179,868
Working capital deficiency	19,124,583	17,058,758
Deposits from customers	$ 5,621,307	$ 8,526,085
Currency Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Confidence interval	17.00%	15.00%
Foreign exchange gain (loss)	$ 470,007	$ 1,021,871
Bottom of range [Member] | Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	12.00%
Top of range [Member] | Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	18.00%